Accrued Severance Benefits (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 KRW	Dec. 31, 2012 KRW	Dec. 31, 2011 KRW
Accrued Severance Benefits.
Balance at beginning of year		683,000,000	916,000,000	1,031,000,000
Provisions for severance benefits	63,000	67,000,000	96,000,000	586,000,000
Severance payments		(444,000,000)	(190,000,000)	(648,000,000)
Terminated but not yet paid		(43,000,000)	(139,000,000)	(53,000,000)
Balance at end of year	$ 249,000	263,000,000	683,000,000	916,000,000